SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted net (loss) income per share of common stock (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ 10,748,033	$ (31,629,530)	$ (255,978)	$ 485,559	$ (120,206,947)	$ 677,930	$ 794,950	$ 11,045,567
Redeemable
Numerator:
Net loss					(11,279,605)		460,174	8,836,454
Allocation of net income, as adjusted					$ (11,279,605)		$ 460,174	$ 8,836,454
Denominator:
Basic weighted average shares outstanding (in shares)					10,719,043		6,898,644	20,125,000
Diluted weighted average shares outstanding (in shares)					10,719,043		6,898,644	20,125,000
Basic net income per common stock (in dollars per share)					$ (10.16)		$ 0.07	$ 0.44
Diluted net income (loss) per common stock (in dollars per share)					$ (10.16)		$ 0.07	$ 0.44
Non-redeemable
Numerator:
Net loss					$ (108,927,342)		$ 335,609	$ 2,209,113
Deemed dividend					(15,422,431)
Allocation of net income, as adjusted					$ (124,349,773)		$ 335,609	$ 2,209,113
Denominator:
Basic weighted average shares outstanding (in shares)					1,109,975		5,031,250	5,031,250
Diluted weighted average shares outstanding (in shares)					1,109,975		5,031,250	5,031,250
Basic net income per common stock (in dollars per share)					$ (11.6)		$ 0.07	$ 0.44
Diluted net income (loss) per common stock (in dollars per share)					$ (11.6)		$ 0.07	$ 0.44